Acquisition of Bao Li Gaming Promotion Limited (Tables) - Bao Li Gaming [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Purchase Price Allocation
As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:
Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement (fully impaired during three months ended June 30, 2016. See Note 5)	723,484
Profit interest agreement (fully impaired during three months ended June 30, 2016. See Note 5)	45,016,159
Goodwill (fully impaired during three months ended June 30, 2015)	1,986,550

Total Estimated Purchase Price	$48,007,120

Schedule of Earnout Cash and Earnout Ordinary Shares Earned and Issued
Bao Li achieved the rolling chip turnover target ($2,500,000,000) for 2013, 2014 and 2015, and Earnout cash and Earnout Ordinary Shares earned and issued is as follows:

	Base Earnout	Base Earnout	Incremental Earnout	Incremental Earnout
Year	Cash Payments	Shares Issued	Cash Payments	Shares Issued
2013	$13,000,000	625,000	$13,000,000	625,000
2014	$13,000,000	625,000	$8,320,000	400,000
*2015	$13,000,000	625,000	$520,000	25,000

*In February 2017, it was agreed with Mr. Lou that the earnout cash payment will be set-off by certain marker receivable issued to his network agents and no future cash outflow or share issuance needed.